Expense Example {- Fidelity Flex® Mid Cap Value Fund} - 01.31 Fidelity Flex Mid Cap Value Fund PRO-10 - Fidelity Flex® Mid Cap Value Fund - Fidelity Flex Mid Cap Value Fund-Default	Apr. 01, 2022 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none